SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies

Nature of Operations and Basis of Presentation

Dimeco, Inc. (the “Company”) is a Pennsylvania company organized as the holding company of The Dime Bank (the “Bank”) and its wholly owned subsidiary, TDB Insurance Services, LLC. The Bank is a state-chartered bank and operates from six locations in northeastern Pennsylvania. The Company and its subsidiary derive substantially all of their income from banking and bank-related services that include interest earnings on residential real estate, commercial mortgage, commercial and consumer financings as well as interest earnings on investment securities. The Company, through its subsidiary, provides deposit services including checking, savings and certificate of deposit accounts and investment and trust services. The Company is supervised by the Federal Reserve Board, while the Bank is subject to regulation and supervision by the Federal Deposit Insurance Corporation (“FDIC”) and the Pennsylvania Department of Banking.

The Consolidated Financial Statements of the Company include its wholly owned subsidiary, the Bank. All inter-company items have been eliminated in preparing the Consolidated Financial Statements. The investment in subsidiary on the parent company financial statements is carried at the parent company’s equity in the underlying net assets of the Bank. Trust department and wealth management assets (other than cash deposits) held by the Bank in fiduciary or agency capacities for its customers are not included in the accompanying Consolidated Balance Sheet, since such items are not assets of the Bank or the Company. In accordance with industry practice, wealth management fees are recorded on a cash basis and approximate the fees that would have been recognized on the accrual basis.

The financial statements have been prepared in conformity with U.S. GAAP. In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date and revenues and expenses for the period. Actual results could differ significantly from those estimates.

Investment

Investment Securities

Investment securities are classified at the time of purchase, based on management’s intention and ability, as securities held to maturity or securities available for sale. Debt and equity securities have been classified as available for sale to serve principally as a source of liquidity. Unrealized holding gains and losses for available for sale securities are reported as a separate component of stockholders’ equity, net of tax, until realized. Realized securities gains and losses are computed using the specific identification method and included in non-interest income. Interest and dividends on investment securities are recognized as income when earned.

Securities are periodically reviewed for other than temporary impairment based upon a number of factors. Those factors include, but are not limited to, the length of time and extent to which the market value has been less than cost, the financial condition of the underlying issuer, the ability of the issuer to meet contractual obligations, the likelihood of the security’s ability to recover any decline in its market value and whether management intends to sell and their belief that they will not be required to sell these securities before recovery of their cost basis, which may be at maturity. A decline in value that is considered to be other than temporary is recorded as a loss within noninterest income in the Consolidated Statement of Income.

Common stock of the Federal Home Loan Bank of Pittsburgh (“FHLB”) and the Atlantic Central Bankers Bank (“ACBB”) represents ownership in institutions that are wholly owned by other financial institutions. These securities are accounted for at cost and are classified with other assets.

The Bank is a member of FHLB and as such, is required to maintain a minimum investment in stock of FHLB that varies with the level of advances outstanding with FHLB. The stock is bought from and sold to FHLB based upon its $100 par value. The stock does not have a readily determinable fair value and as such is classified as restricted stock, carried at cost and evaluated for impairment by management. The stock’s value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of FHLB as compared to the capital stock amount and the length of time this situation has persisted (b) commitments by FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance (c) the impact of legislative and regulatory changes on the customer base of FHLB and (d) the liquidity position of FHLB.

FHLB reported net income for both 2010 and 2011 and for the first three quarters of 2012. FHLB recorded other than temporary impairment expenses in each of the last three years associated with the extreme economic conditions in place during those years. In 2011, FHLB allowed some stock redemption and in 2012 have begun to pay dividends. Management evaluated the stock and concluded that the stock was not impaired for the periods presented herein. More consideration was given to the long-term prospects for FHLB as opposed to the recent stress caused by the extreme economic conditions the world is facing. Management also considered that FHLB’s regulatory capital ratios have increased each of the past three years, liquidity appears adequate and new shares of FHLB stock continue to exchange hands at the $100 par value.

Mortgage Loan Held For Sale

Mortgage Loans Held for Sale

In general, fixed rate residential mortgage loans originated by the Bank that qualify for sale in the secondary market are held for sale and are carried at the aggregate lower of cost or market. Such loans sold are generally serviced by the Bank.

Policy Loans Receivable

Loans

Loans are stated at the principal amount outstanding, net of any unearned income, deferred loan fees and the allowance for loan losses. Interest on consumer loans is credited to operations over the term of each loan using a method which results in a level yield or the simple interest method. Interest income on mortgage loans is accrued on the amortized balance. Interest income on other loans is accrued on the principal amount outstanding. Loan fees which represent an adjustment to interest yield are deferred and amortized over the life of the loan. Loans on which the accrual of interest has been discontinued are designated as nonaccrual loans. Accrual of interest on loans is generally discontinued when it is determined that a reasonable doubt exists as to the collectability of additional interest. When a loan is placed on nonaccrual status, unpaid interest is charged against income. Payments received on nonaccrual loans are either applied to principal or reported as interest income according to management’s judgment as to the collectability of principal. Loans are returned to accrual status when past due principal and interest is collected and the collection of principal is probable.

Loans and Leases Receivable, Allowance for Loan Losses Policy

Allowance for Loan Losses

The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio as of the balance sheet date. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance and all recoveries are credited to it. The allowance for loan losses is established through a provision for loan losses charged to operations. The provision for loan losses is based on management’s periodic evaluation of individual loans, economic factors, past loan loss experience, changes in the composition and volume of the portfolio and other relevant factors. The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to changes in the near term.

Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. Certain qualitative factors are then added to the historical allocation percentage to get the adjusted factor to be applied to non-classified loans. The following qualitative factors are analyzed:

•	Levels of and trends in delinquencies
•	Trends in volume and terms
•	Changes in lending policies and procedures
•	Quality of the loan review function
•	Economic trends
•	Concentrations of credit
•	Experience depth and ability of management
•	Other factors affecting the collectability of the loans

The Company analyzes its loan portfolio each quarter to determine the appropriateness of its allowance for loan losses.

In situations where, for economic or legal reasons related to a borrower's financial difficulties, management may grant a concession for other than an insignificant period of time to the borrower that would not otherwise be considered, the related loan is classified as a troubled debt restructuring (“TDR”). Management strives to identify borrowers in financial difficulty early and work with them to modify to more affordable terms before their loan reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, payment forbearance and other actions intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. In cases where borrowers are granted new terms that provide for a reduction of either interest or principal, management measures any impairment on the restructuring and charges down the principal balance as determined in the analysis. This process is completed for all types of loans. It is then further analyzed to determine if the loan should be classified as impaired.

Impaired loans are primarily commercial and commercial real estate loan relationships for which it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the loan agreement. These types of loans which are 90 days past due are evaluated in the analysis for loan impairment. The Company individually evaluates such loans for impairment and does not aggregate loans by major risk classifications. The definition of “impaired loans” is not the same as the definition of “nonaccrual loans,” although the two categories overlap. The Company may choose to place a loan on nonaccrual status due to payment delinquency or uncertain collectability, while not classifying the loan as impaired if the loan is not a commercial or commercial real estate loan. Factors considered by management in determining impairment include payment status and collateral value. The amount of impairment for these types of impaired loans is determined by the difference between the present value of the expected cash flows related to the loan, using the original interest rate, and its recorded value, or as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans. When foreclosure is probable, impairment is measured based on the fair value of the collateral.

Mortgage loans on one-to-four family properties and all consumer loans are large groups of smaller-balance homogeneous loans and are measured for impairment collectively. Loans that experience insignificant payment delays, which are defined as 90 days or less, generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis taking into consideration all of the circumstances surrounding the loan and the borrower including the length of the delay, the borrower’s prior payment record and the amount of shortfall in relation to the principal and interest owed. Residential mortgages and consumer loans are generally evaluated to determine a fair value of the collateral when 90 days past due and then are fully or partially charged down to reflect that fair value unless the loan is well secured and in the process of collection.

Property, Plant and Equipment, Policy

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is principally computed on the straight-line method over the estimated useful lives of the related assets, which range from 3 to 20 years for furniture and equipment and 5 to 31 years for office buildings and improvements. Leasehold improvements are amortized over the shorter of their estimated useful lives or their respective lease terms, which range from 5 to 20 years. Expenditures for maintenance and repairs are charged against income as incurred. Costs of major additions and improvements are capitalized.

Bank Owned Life Insurance

Bank-Owned Life Insurance (“BOLI”)

The Company owns insurance on the lives of a certain group of key employees. The policies were purchased to help offset the increase in the costs of various fringe benefit plans including healthcare. The cash surrender value of these policies is included as an asset on the Consolidated Balance Sheet, and any increases in cash surrender value are recorded as noninterest income on the Consolidated Statement of Income. In the event of the death of an insured individual under these policies, the Company would receive a death benefit which would be recorded as noninterest income.

Real Estate Owned, Valuation Allowance, Policy

Other Real Estate Owned

Real estate acquired by foreclosure is classified on the Consolidated Balance Sheet at the lower of the recorded investment in the property or its fair value minus estimated costs of sale. Prior to foreclosure, the value of the underlying collateral is written down by a charge to the allowance for loan losses, if necessary. Any subsequent write-downs are charged against operating expenses. Operating expenses of such properties, net of related income and losses on their disposition, are included as other expense.

Income Tax, Policy

Income Taxes

The Company and the Bank file a consolidated federal income tax return. Deferred tax assets or liabilities are computed based on the difference between the financial statement and the income tax basis of assets and liabilities using the enacted marginal tax rates. Deferred income tax expenses or benefits are based on the changes in the deferred tax asset or liability from period to period.

Earnings Per Share, Policy

Earnings Per Share

The Company provides dual presentation of basic and diluted earnings per share. Basic earnings per share are calculated utilizing net income as reported as the numerator and average shares outstanding as the denominator. The computation of diluted earnings per share differs in that the dilutive effects of any options and non-vested restricted stock grants are adjusted for in the denominator.

Stock Options

Stock Based Compensation

The Company accounts for stock-based compensation issued to employees, and where appropriate non-employees, in accordance with the Financial Accounting Standards Board (“FASB”) ASC 718, Compensation – Stock Compensation. Under fair value provisions, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the appropriate vesting period using the straight-line method. The amount of stock-based compensation recognized at any date must at least equal the portion of the grant date fair value of the award that is vested at that date and as a result it may be necessary to recognize the expense using a ratable method. Determining the fair value of stock-based awards at the date of grant requires judgment, including estimating the expected term of the stock options and the expected volatility of the Company’s stock. In addition, judgment is required in estimating the amount of stock-based awards that are expected to be forfeited.

If actual results differ significantly from these estimates or different key assumptions were used, it could have a material effect on the Company’s Consolidated Financial Statements.

Mortgage Servicing Rights
Mortgage Servicing Rights (“MSRs”)

The Company has agreements for the express purpose of selling loans in the secondary market. The Company maintains servicing rights for most of these loans. MSRs are carried at the lower of cost or estimated fair value. Originated MSRs are recorded by allocating total costs incurred between the loan and servicing rights based on their relative fair values. MSRs are amortized in proportion to the estimated servicing income over the estimated life of the servicing portfolio. MSRs are a component of other assets on the Consolidated Balance Sheet.

Comprehensive Income, Policy

Comprehensive Income

The Company is required to present comprehensive income in a full set of general-purpose financial statements for all periods presented. Other comprehensive income is composed of unrealized holding gains (losses) on the available for sale securities portfolio.

Cash Flow

Cash Flows

The Company has defined cash and cash equivalents as cash and due from banks and interest-bearing deposits in other banks that have original maturities of 90 days or less.

Amounts paid for interest and income taxes and noncash activities are as follows (in thousands):

	2012	2011	2010
Cash paid during the year for:
Interest	$4,374	$5,289	$7,721
Income taxes	$2,438	$2,042	$2,415

Noncash investing activities:
Transfer of loans to other real estate owned	$728	$3,267	$698
Loans to facilitate the sale of other real estate owned	$1,480	$35	$160
Changes in unrealized holding gains and losses on available for sale securities	$291	$1,858	$(56)

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, FASB issued ASU 2011-04, Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. For nonpublic entities, the amendments are effective for annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The Company has provided the necessary disclosures in Notes 16 and 17.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The amendments in this Update should be applied retrospectively, and early adoption is permitted. The Company has provided the necessary disclosures in the Consolidated Statement of Comprehensive Income.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This ASU is not expected to have a significant impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification. The amendments in this Update affect entities that cease to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary's operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The amendments in this Update should be applied on a prospective basis to deconsolidation events occurring after the effective date. Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2013, and interim and annual periods thereafter. Early adoption is permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In October, 2012, the FASB issued ASU 2012-06, Business Combinations (Topic 805) - Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution. ASU 2012-06 requires that when a reporting entity recognizes an indemnification asset (in accordance with Subtopic 805-20) as a result of a government assisted acquisition of a financial institution and subsequently a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification), the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). ASU 2012-06 is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The amendments should be applied prospectively to any new indemnification assets acquired after thedate of adoption and to indemnification assets existing as of the date of adoption arising from a government-assisted acquisition of a financial institution. This ASU is not expected to have a significant impact on the Company’s financial statements.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments clarify that the scope of Update 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of Update 2011-11. This ASU is not expected to have a significant impact on the Company’s financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. For nonpublic entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Company is currently evaluating the impact that these disclosures will have on its financial statements.

Reclassification, Policy

Reclassification of Comparative Amounts

Certain comparative amounts for prior years have been reclassified to conform to current year presentations. The reclassified amounts did not affect net income or stockholders’ equity.